PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]
Provisions recorded as of December 31, 2020 and 2019 are as follows:

	12-31-2020	12-31-2019
Classes of Provisions	ThU.S.$	ThU.S.$
Provisions, Current	386	1,259
Provisions for litigations	386	1,259
Provisions, non-Current	30,450	31,765
Provisions for litigations	6,968	8,265
Other provisions	23,482	23,500
Total Provisions	30,836	33,024

Disclosure of other provisions [text block]
	12-31-2020
	Litigations (*)	Other Provisions	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	9,524	23,500	33,024
Changes in provisions
Increase in existing provisions	3,257	-	3,257
Used provisions	(2,832)	-	(2,832)
Increase (decrease) in foreign currency exchange	(2,240)	-	(2,240)
Other Increases (Decreases)	(355)	(18)	(373)
Total Changes	(2,170)	(18)	(2,188)
Closing balance	7,354	23,482	30,836
(*) The increase in legal claims is comprised mainly by ThU.S.$3,045 and ThU.S.$212 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits

	12-31-2019
		Other
	Litigations (*)	Provisions	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	10,797	23,500	34,297
Changes in provisions
Increase in existing provisions	1,196	-	1,196
Increase through business combinations	815	-	815
Used provisions	(1,988)	-	(1,988)
Increase (decrease) in foreign currency exchange	(1,942)	-	(1,942)
Other Increases (Decreases)	646	-	646
Total Changes	(1,273)	-	(1,273)
Closing balance	9,524	23,500	33,024
(*) The increase in legal claims is composed mainly of ThU.S.$1,006 and ThU.S.$92 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits. There are ThU.S.$98 corresponding to EUFORES from Uruguay in connection with a lawsuit against suppliers.

Increase through business combinations is due to Maderas y Sintéticos de México S.A. (current Arauco Industria de México, S.A. de C.V.) for ThU.S.$ 815 where there is a resolution against the company for a lawsuit related to trademark.

	12-31-2018
		Other
	Litigations (*)	Provisions	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	15,278	23,458	38,736
Changes in provisions
Increase in existing provisions	1,660	2	1,662
Used provisions	(887)	-	(887)
Increase (decrease) in foreign currency exchange	(5,262)	-	(5,262)
Other Increases (Decreases)	8	40	48
Total Changes	(4,481)	42	(4,439)
Closing balance	10,797	23,500	34,297
(*) The increase in legal claims is composed mainly of ThU.S.$886 and ThU.S.$776 (Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.